Subsequent Events	12 Months Ended
Jun. 30, 2015
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
22.	SUBSEQUENT EVENTS

On July 9, 2015, RMB85,000 pledge was released and deposited as unrestricted time deposits after the repayment of RMB85,000 under 2014 Facility 2 (Note 10).

On August 24, 2015 and September 30, 2015, respectively, Henan branch and Wuxi branch of Beijing Wangpin obtained human resources service license necessary for conducting human resources related business.

On September 8, 2015 and September 22, 2015, respectively, Zhilian Sanke and Houbo registered their equity pledge with the relevant local administration for industry and commerce.